Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions
Schedule of related party transactions

Company Name	Relationship with the Group
Hehui	Affiliate of Juzhou

a.Revenue from Related Parties

	Years Ended December 31
	2014	2015	2016	2016
	RMB	RMB	RMB	USD
One-time commissions
Hehui	8,440,657	—	1,402,126	201,948
Investees of affiliates of Juzhou, a subsidiary of a VIE of the Company	1,282,552	31,086,187	21,957,199	3,162,494
Investees of Juzhou, a subsidiary of a VIE of the Company	12,323,116	92,290,744	210,781,198	30,358,808
Investees of Jupeng, a subsidiary of a VIE of the Company	—	5,403,559	66,642,882	9,598,572
Investees of Mingdu, a subsidiary of a VIE of the Company	—	348,530	—	—
Investees of Yidezeng, a subsidiary of a VIE of the Company	—	17,412	4,501,647	648,372
Investees of Yidezhen, a subsidiary of a VIE of the Company	—	8,104,024	117,785,843	16,964,690
Investees of Yiju, a subsidiary of a VIE of the Company	—	30,662,750	—	—
Investees of Jupai Asset management Inc. , a subsidiary of the Company	—	—	1,153,752	166,175
Investees of SINA, shareholder of the Company	—	—	599,344	86,323

Total one-time commissions	22,046,325	167,913,206	424,823,991	61,187,382
Recurring management fee
Investees of Juzhou, a subsidiary of a VIE of the Company	12,511,688	99,398,722	179,564,586	25,862,680
Investees of Jupeng, a subsidiary of a VIE of the Company	—	325,418	27,343,957	3,938,349
Investees of Mingdu, a subsidiary of a VIE of the Company	—	321,905	692,726	99,773
Investees of Yidezhen, a subsidiary of a VIE of the Company	—	9,303,710	47,243,982	6,804,549
Investees of Yidezeng, a subsidiary of a VIE of the Company	—	937,652	1,025,427	147,692
Investees of Yidexin, a subsidiary of a VIE of the Company	—	410,294	1,256,930	181,036
Investees of Yidezhao, a subsidiary of a VIE of the Company	—	5,200,452	—	—
Investees of Yiju, a subsidiary of a VIE of the Company	—	28,273,230	4,352,852	626,941

Total recurring management fee	12,511,688	144,171,383	261,480,460	37,661,020
Recurring service fee
Investees of affiliates of Juzhou, a subsidiary of a VIE of the Company	—	23,723,991	4,563,907	657,340
Investees of affiliates of Yidezeng, a subsidiary of a VIE of the Company	—	445,433	1,498,763	215,867
Investees of affiliates of Yidezhen, a subsidiary of a VIE of the Company	—	—	943,396	135,877
Hehui	—	—	3,172,140	456,883
Investees of SINA, shareholder of the Company	—	—	2,632,178	379,112

Total recurring service fee	—	24,169,424	12,810,384	1,845,079
Other Service Fee
Investees of Affiliates of Juzhou, a subsidiary of a VIE of the Company	—	—	12,295,283	1,770,889
Investees of Jupeng, a subsidiary of a VIE of the Company	—	—	4,720,562	679,902

Total other service fee			17,015,845	2,450,791

Total	34,558,013	336,254,013	716,130,680	103,144,272

b.Amounts due from Related Parties

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Investees of Juzhou, a subsidiary of a VIE of the Company	23,332	71,175,380	10,251,387
Investees of Affiliates of Juzhou, a subsidiary of a VIE of the Company	2,535,114	27,218,833	3,920,327
Investees of Jupeng, a subsidiary of a VIE of the Company	1,353,799	17,963,726	2,587,315
Investees of Yidexin, a subsidiary of a VIE of the Company	428,331	—	—
Investees of Yidezhen, a subsidiary of a VIE of the Company	5,903,039	6,916,677	996,209
Investees of Yidezeng, a subsidiary of a VIE of the Company	999,995	391,028	56,320
Investees of Yidezhao, a subsidiary of a VIE of the Company	679,997	—	—
Investees of Yubo, a subsidiary of a VIE of the Company	—	1,194,149	171,993
Investees of Yiju, a subsidiary of a VIE of the Company	—	3,000,000	432,090
Investees of Jupai Asset management Inc. , a subsidiary of the Company	—	2,158,430	310,879
Loan to non-controlling interests shareholder	—	3,542,260	510,191

Total amounts due from related parties	11,923,607	133,560,483	19,236,711

c.Deferred Revenue from Related Parties

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Investee of Affiliates of Juzhou, a subsidiary of a VIE of the Company	8,516,655	8,868,968	1,277,397
Investees of Juzhou, a subsidiary of a VIE of the Company	92,163,951	91,461,706	13,173,226
Investees of Jupeng, a subsidiary of a VIE of the Company	6,678,187	82,377,760	11,864,865
Investees of Yidezhen, a subsidiary of a VIE of the Company	6,929,223	12,576,042	1,811,327
Investees of Yidezeng, a subsidiary of a VIE of the Company	172,645	1,273,008	183,351
Hehui	—	500,383	72,070

Total amounts due from related parties	114,460,661	197,057,867	28,382,236

d.Amounts due to Related Party

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Sina Hong Kong Limited	34,286,208	—	—
Investees of Yidezhen, a subsidiary of a VIE of the Company	—	606,900	87,412
Non-controlling interests shareholder	—	5,511,778	793,861

	34,286,208	6,118,678	881,273